Note 12 - Equity Method Investment (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2015
Note 12 - Equity Method Investment (Details) [Line Items]
Payments to Acquire Equity Method Investments		$ 307,996	$ 327,263		$ 21,525,608
Equity Method Investment, Ownership Percentage		20.00%
Equity method investment losses			(66,970)	$ 0	$ 2,773,839
Equity Method Investments	$ 1,228,269		$ 1,228,269	$ 0
CFO Aishang [Member]
Note 12 - Equity Method Investment (Details) [Line Items]
Equity Method Investment, Ownership Percentage	40.00%		40.00%			55.00%
Equity Method Investment Ownership Transferred Percentage	15.00%
Equity Method Investments, Fair Value Disclosure	$ 985,586		$ 985,586